Interest	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Interest

14 - INTEREST

	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2010
	$	$	$

Interest income	132,720	112,496	40,871
Interest expense	(7,829)	(4,218)	(10,256)
Total	124,891	108,278	30,615